Baird Mid Cap Growth Fund
Schedule of Investments, March 31, 2022 (Unaudited)
			% of
	Shares	Value	Net Assets
Common Stocks

Aerospace & Defense
HEICO Corp.	297,485	$45,675,847	2.0%
Banks
Pinnacle Financial Partners, Inc.	507,362	46,717,893	2.1%
Western Alliance Bancorp	220,504	18,262,141	0.8%
		64,980,034	2.9%
Building Products
Advanced Drainage Systems, Inc.	342,587	40,702,762	1.8%
Trex Co., Inc. (1)	374,961	24,496,202	1.1%
		65,198,964	2.9%
Capital Markets
MSCI, Inc.	77,970	39,209,554	1.7%
Commercial Services & Supplies
Copart, Inc. (1)	365,941	45,914,617	2.0%
Communications Equipment
Arista Networks, Inc. (1)	336,455	46,760,516	2.1%
Distributors
Pool Corp.	135,799	57,422,607	2.5%
Electrical Equipment
Generac Holdings, Inc. (1)	184,546	54,858,144	2.4%
Electronic Equipment, Instruments & Components
CDW Corp.	244,414	43,723,220	2.0%
Keysight Technologies, Inc. (1)	331,404	52,351,890	2.3%
		96,075,110	4.3%
Food Products
Lamb Weston Holdings, Inc.	592,932	35,522,556	1.6%
Health Care Equipment & Supplies
Align Technology, Inc. (1)	94,157	41,052,452	1.8%
Cooper Cos., Inc.	103,857	43,369,645	1.9%
DexCom, Inc. (1)	95,022	48,613,255	2.2%
IDEXX Laboratories, Inc. (1)	72,410	39,612,614	1.8%
Insulet Corp. (1)	168,606	44,914,952	2.0%
ResMed, Inc.	224,211	54,373,410	2.4%
		271,936,328	12.1%
Health Care Providers & Services
LHC Group, Inc. (1)	148,799	25,087,511	1.1%
Hotels, Restaurants & Leisure
Chipotle Mexican Grill, Inc. (1)	21,624	34,209,817	1.5%
Household Durables
DR Horton, Inc.	276,010	20,565,505	0.9%
Interactive Media & Services
Match Group, Inc. (1)	326,214	35,472,510	1.6%
Internet & Direct Marketing Retail
Etsy, Inc. (1)	155,261	19,295,837	0.9%
IT Services
Broadridge Financial Solutions, Inc.	260,663	40,587,836	1.8%
EPAM Systems, Inc. (1)	158,147	46,907,982	2.1%
Euronet Worldwide, Inc. (1)	272,649	35,485,267	1.6%
Globant SA (1)	147,229	38,584,304	1.7%
Jack Henry & Associates, Inc.	121,837	24,007,981	1.1%
VeriSign, Inc. (1)	165,270	36,765,964	1.6%
		222,339,334	9.9%
Life Sciences Tools & Services
ICON PLC (1)(2)	211,360	51,406,979	2.3%
Repligen Corp. (1)	192,145	36,140,553	1.6%
		87,547,532	3.9%
Machinery
Graco, Inc.	482,834	33,663,187	1.5%
IDEX Corp.	195,914	37,562,591	1.6%
Ingersoll Rand, Inc.	751,220	37,823,927	1.7%
Kornit Digital Ltd. (1)(2)	160,265	13,252,313	0.6%
RBC Bearings, Inc. (1)	161,748	31,359,702	1.4%
		153,661,720	6.8%
Pharmaceuticals
Catalent, Inc. (1)	366,312	40,624,001	1.8%
Professional Services
CoStar Group, Inc. (1)	426,921	28,437,208	1.3%
TransUnion	418,395	43,236,939	1.9%
		71,674,147	3.2%
Road & Rail
J.B. Hunt Transport Services, Inc.	185,473	37,241,124	1.6%
Semiconductors & Semiconductor Equipment
Lattice Semiconductor Corp. (1)	556,592	33,924,283	1.5%
Monolithic Power Systems, Inc.	134,193	65,174,856	2.9%
		99,099,139	4.4%
Software
ANSYS, Inc. (1)	125,172	39,760,886	1.8%
Cadence Design System, Inc. (1)	337,521	55,508,704	2.5%
NCR Corp. (1)	807,195	32,441,167	1.4%
Paycom Software, Inc. (1)	135,367	46,888,422	2.1%
PTC, Inc. (1)	303,417	32,684,079	1.4%
Synopsys, Inc. (1)	173,116	57,694,369	2.6%
Tyler Technologies, Inc. (1)	106,205	47,249,542	2.1%
		312,227,169	13.9%
Specialty Retail
Five Below, Inc. (1)	197,211	31,232,306	1.4%
Floor & Decor Holdings, Inc. (1)	440,451	35,676,531	1.6%
Tractor Supply Co.	203,760	47,551,471	2.1%
Williams-Sonoma, Inc.	224,767	32,591,215	1.4%
		147,051,523	6.5%
Trading Companies & Distributors
Fastenal Co.	670,284	39,814,870	1.8%
Total Common Stocks		2,169,466,016	96.3%
(Cost $1,505,051,867)

Short-Term Investment
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.21% (3)	83,837,535	83,837,535	3.7%
Total Short-Term Investment		83,837,535	3.7%
(Cost $83,837,535)
Total Investments		2,253,303,551	100.0%
(Cost $1,588,889,402)
Liabilities in Excess of Other Assets		(160,999)	0.0%
TOTAL NET ASSETS		$2,253,142,552	100%

Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	Seven-Day Yield.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS® was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC (“S&P”).
GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services.

Baird Mid Cap Growth Fund
Summary of Fair Value Exposure at March 31, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$2,169,466,016	$–	$–	$2,169,466,016
Total Equity	2,169,466,016	–	–	2,169,466,016
Short-Term Investment
Money Market Mutual Fund	83,837,535	–	–	83,837,535
Total Short-Term Investment	83,837,535	–	–	83,837,535
Total Investments*	$2,253,303,551	$–	$–	$2,253,303,551

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.